Net cash and cash equivalents - Credit quality of cash and cash equivalents by external credit ratings (Details) - ZAR (R) R in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	R 308,258	R 375,782	R 877,136
Credit risk
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	308,258	375,782	877,136
AA | Credit risk
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	110,854	197,873	743,600
A | Credit risk
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	82,738	78,605	48,757
BBB | Credit risk
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	33,962	99,304	84,779
BB | Credit risk
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	R 80,704	R 0	R 0